Finance income and finance costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 2,253	€ (1,552)	€ 2,724	€ 3,947
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(381)	(208)	(759)	(281)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	2,653	(1,209)	3,568	4,413
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ (19)	€ (135)	€ (85)	€ (185)